DEBT AND INTEREST	12 Months Ended
Dec. 31, 2012
DEBT AND INTEREST
DEBT AND INTEREST

6. DEBT AND INTEREST

The following table provides the components of the company’s short-term debt obligations, along with applicable interest rates as of December 31, 2012 and 2011:

MILLIONS,	2012		2011
EXCEPT INTEREST RATES		AVERAGE		AVERAGE
		INTEREST		INTEREST
	PAYABLE	RATE	PAYABLE	RATE

Short-term debt
Commercial paper	$593.7	0.46%	$916.1	0.67%
Notes payable	44.5	10.04%	100.3	7.52%
Long-term debt, current maturities	167.6		6.6
Total	$805.8		$1,023.0

In September 2011, the company replaced its existing $600 million multi-year credit facility with a $1.5 billion multi-year credit facility, which expires in September 2016. During 2011, the company also entered into a $2.0 billion, 364 day credit facility. In April 2012, the company reduced its 364 day credit facility from $2.0 billion to $1.0 billion. In August 2012, the company replaced the $1.0 billion 364 day credit facility, which was to expire in September 2012, with a $500 million 364 day credit facility. Both of the $1.5 billion and $500 million credit facilities have been established with a diverse portfolio of banks. No amounts were outstanding under any of these agreements at year end 2012 or 2011.

The credit facilities support the company’s U.S. commercial paper program, which was reduced to $2.0 billion subsequent to the replacement of the 364 day credit facility discussed above, and the company’s $200 million European commercial paper program. Combined borrowing under these two commercial paper programs may not exceed $2.0 billion. The company had $594 million and $916 million in outstanding U.S. commercial paper at December 31, 2012 and 2011, respectively. The company had no commercial paper outstanding under its European program at December 31, 2012 or 2011. As of December 31, 2012, the company’s short-term borrowing program was rated A-2 by Standard & Poor’s and P-2 by Moody’s.

The following table provides the components of the company’s long-term debt obligations, along with applicable interest rates as of December 31, 2012 and 2011:

MILLIONS, EXCEPT INTEREST RATES			2012			2011
			AVERAGE	EFFECTIVE		AVERAGE	EFFECTIVE
	MATURITY	CARRYING	INTEREST	INTEREST	CARRYING	INTEREST	INTEREST
	BY YEAR	VALUE	RATE	RATE	VALUE	RATE	RATE

Long-term debt
Description / 2012 Principal Amount
Series A private placement senior notes (125 million euro)	2013	$162.3	4.36%	4.51%	$168.1	4.36%	4.51%
Series B private placement senior notes (175 million euro)	2016	227.3	4.59%	4.67%	235.3	4.59%	4.67%
Seven year 2008 senior notes ($250 million)	2015	249.4	4.88%	4.99%	249.1	4.88%	4.99%
Series A private placement senior notes ($250 million)	2018	250.0	3.69%	5.15%	250.0	3.69%	5.15%
Series B private placement senior notes ($250 million)	2023	250.0	4.32%	4.32%	250.0	4.32%	4.32%
Three year 2011 senior notes ($500 million)	2014	499.8	2.38%	2.40%	499.7	2.38%	2.40%
Five year 2011 senior notes ($1.25 billion)	2016	1,248.1	3.00%	3.04%	1,247.6	3.00%	3.04%
Ten year 2011 senior notes ($1.25 billion)	2021	1,249.3	4.35%	4.36%	1,249.2	4.35%	4.36%
Thirty year 2011 senior notes ($750 million)	2041	742.6	5.50%	5.53%	742.3	5.50%	5.53%
Three year 2012 senior notes ($500 million)	2015	499.8	1.00%	1.02%	—
Five year 2012 senior notes ($500 million)	2017	499.6	1.45%	1.47%	—
Nalco senior notes ($0)	2019	—			838.7	6.63%	5.13%
Nalco senior euro notes ($0)	2019	—			300.7	6.88%	5.53%
Nalco senior notes ($0)	2017	—			558.5	8.25%	6.30%
Capital lease obligations		13.8			18.3
Other		11.7			12.3
Total debt		5,903.7			6,619.8
Long-term debt, current maturities		(167.6)			(6.6)
Total long-term debt		$5,736.1			$6,613.2

Term Loans

In November 2012, the company entered into a $900 million term loan credit agreement with various banks. Under the agreement, which had not been drawn upon as of December 31, 2012, the term loan will bear interest at a floating base rate plus a credit rating based margin. Proceeds from the term loan are expected to be used to fund a portion of the pending Champion acquisition. Funding under the agreement will be available through April 15, 2013 and, to the extent funded, the term loan will expire on the third anniversary of the funding date.

Public Notes

In December 2012, in a public offering, the company issued $500 million of debt securities that mature in 2017 at a rate of 1.45%. The company anticipates that the proceeds will be used to finance a portion of the cash consideration to be paid in connection with the pending Champion acquisition, or for general corporate purposes.

In August 2012, in a public offering, the company issued $500 million of debt securities that mature in 2015 at a rate of 1.00%. The proceeds were used to refinance outstanding commercial paper and for general corporate purposes.

In December 2011, the company issued $3.75 billion of debt securities in a public debt offering. The offering was a multi-tranche transaction consisting of three, five, ten and thirty year maturities. Interest rates range from 2.38% to 5.50%. The proceeds were used to repay outstanding commercial paper, which was issued to fund a portion of the cash component of the Nalco merger and repay the Nalco term loans, and fund share repurchases.

In February 2008, the company issued and sold $250 million aggregate principal amount of senior unsecured notes that mature in 2015 at a rate of 4.88% in a public debt offering. The proceeds were used to refinance outstanding commercial paper and for general corporate purposes.

The series of notes issued by the company in December 2012, August 2012, December 2011 and February 2008, pursuant to public debt offerings (the “Public Notes”) may be redeemed by the company at its option at redemption prices that include accrued and unpaid interest and a make-whole premium. Additionally, if the Champion acquisition is not completed by May 3, 2013, or if the Champion acquisition merger agreement is terminated on or before such date, the company may redeem the $500 million series of notes issued by the company in December 2012, in whole but not in part, at a price equal to 101% of the principal amount thereof, plus any accrued and unpaid interest to the redemption date. Upon the occurrence of a change of control accompanied by a downgrade of the Public Notes below investment grade rating, within a specified time period, the company will be required to offer to repurchase the Public Notes at a price equal to 101% of the aggregate principal amount thereof, plus any accrued and unpaid interest to the date of repurchase.

The Public Notes are senior unsecured and unsubordinated obligations of the company and rank equally with all other senior and unsubordinated indebtedness of the company from time to time outstanding.

Private Notes

In October 2011, the company entered into a Note Purchase Agreement to issue and sell $500 million private placement senior notes, split into two series: $250 million of seven year notes that mature in 2018 at a rate of 3.69% and $250 million of twelve year notes that mature in 2023 at a rate of 4.32%. Both series of the notes were funded in November 2011. The proceeds were used for general corporate purposes, including partially funding the Nalco merger.

The company has outstanding euro 300 million ($390 million as of December 31, 2012) aggregate principal amount of the company’s private placement senior notes in two series: 4.36% Series A Senior Notes due 2013 in the aggregate principal amount of euro 125 million and 4.59% Series B Senior Notes due 2016 in the aggregate principal amount of euro 175 million, issued in December 2006, pursuant to a Note Purchase Agreement dated July 26, 2006.

The series of notes issued by the company in December 2006 and November 2011 pursuant to private debt offerings (the “Private Notes”) may be redeemed by the company at its option at redemption prices that include accrued and unpaid interest and a make-whole premium. Upon the occurrence of specified changes of control involving the company, the company will be required to offer to repurchase the Private Notes at a price equal to 100% of the aggregate principal amount thereof, plus any accrued and unpaid interest to the date of repurchase. Additionally, the company will be required to make a similar offer to repurchase the Private Notes upon the occurrence of specified merger events or asset sales involving the company, when accompanied by a downgrade of the Private Notes below investment grade rating, within a specified time period.

The Private Notes are senior obligations of the company and rank equal in right of payment with all other senior indebtedness of the company. The Private Notes shall be unconditionally guaranteed by subsidiaries of the company in certain circumstances, as described in the note purchase agreements as amended.

Covenants, Repayments and Net Interest Expense

The company is in compliance with all covenants at December 31, 2012.

In January 2012, the company redeemed $1.7 billion of Nalco senior notes, which were assumed in 2011 as part of the merger. As of December 31, 2011, the Nalco senior notes were fully and unconditionally guaranteed by certain Nalco subsidiaries. In conjunction with the redemption in January 2012, all guarantees in place as of December 31, 2011 were extinguished.

In February 2011, the company repaid its $150 million 6.875% notes when they became due.

As of December 31, 2012, the aggregate annual maturities of long-term debt for the next five years were:

MILLIONS
2013	$168
2014	506
2015	755
2016	1,479
2017	501

Interest expense and interest income incurred during 2012, 2011 and 2010 were as follows:

MILLIONS	2012	2011	2010
Interest expense	$285.6	$82.1	$65.6
Interest income	(8.9)	(7.9)	(6.5)
Interest expense, net	$276.7	$74.2	$59.1

Interest expense generally includes the expense associated with the interest on the company’s outstanding borrowings. Interest expense also includes the amortization of debt issuance costs and debt discounts, which are both recognized over the term of the related debt. The increase in interest expense in 2012 was driven primarily by debt issued to fund the cash portion of the Nalco merger consideration, the repayment of Nalco debt and share repurchases. Interest expense for 2012 also includes an $18.2 million loss on extinguishment of Nalco debt, recognized in the first quarter.